Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of total provision for Income Tax
Pretax income from taxable subsidiaries	$ (412)	$ 78,561	$ 49,253
Federal provision at statutory tax rate (35%)	(144)	27,496	17,238
State and local taxes, net of federal benefit	616	7,409	4,303
Amortization of intangible assets	465	486	854
Other	1,069	272	264
Tax provision - taxable subsidiaries	2,006	35,663	22,659
Other state, local and foreign taxes	4,777	1,551	3,193
Income Tax Expense (Benefit), Continuing Operations	$ 6,783	$ 37,214	$ 25,852
Effective Income Tax Rate, Continuing Operations
Income tax rate - Federal	35.00%	35.00%	35.00%
Income tax rate - State and local	(149.50%)	9.40%	8.70%
Income tax rate - Amortization of intangible assets	(112.90%)	0.60%	1.70%
Income tax rate - Other	(261.20%)	0.40%	0.60%
Income tax rate - Total	(488.60%)	45.40%	46.00%